Issuance of common units and Series A Preferred Units - Net proceeds (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Gross proceeds for units issued	$ 2,163
Less: Commissions	(38)
Net proceeds for units issued	2,125
Common units [Member]
Gross proceeds for units issued	0
Less: Commissions	0
Net proceeds for units issued	0
8.75% Series A Preferred Units [Member]
Gross proceeds for units issued	2,163
Less: Commissions	(38)
Net proceeds for units issued	$ 2,125